Notes Payable (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 08, 2019	Mar. 31, 2019	Nov. 27, 2018	Mar. 31, 2019	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019
Notes Payable (Details) [Line Items]
Borrowed issued			$ 50,000
Original issue discount promissory note			$ 55,000
Original issue discount promissory note percentage			10.00%
Minimum receipt by sale of equity and debt security			$ 1,000,000
Interest rate	5.00%		5.00%
Discount amortized			$ 5,000
Amortized interest expense				$ 3,056
Issuance of preferred shares (in Shares)					1,324,022	1,223,279
Description of notes payable					Pre-Merger Recruiter.com had issued three notes totaling $250,000. Of these, two notes totaling $150,000 were held by shareholders. The notes bore interest at 25% per year and were due on January 28, 2018. These notes were not extended and were due on demand. The notes were collateralized by certain marketable securities held by Pre-Merger Recruiter.com. Effective March 31, 2019, the notes and related accrued interest totaling $383,947 were cancelled in connection with the issuance of the Series E preferred stock to the Recruiter.com shareholders and the note holders were allocated shares of the Series E Preferred Stock.
FebruaryTwoThousandNineteenMember
Notes Payable (Details) [Line Items]
Original issue discount promissory note	$ 10,000
Amortized interest expense				$ 29,467
Debt instrument, description	RGI borrowed $45,005, net of original issue discount of $10,000 and other deductions of $4,995, from an institutional investor and issued the investor a $60,000 Original Issue Discount Promissory Note (the “February Note”). The February Note bears interest at 5% per annum and matures on the earlier of (i) 90 days after issuance, or (ii) RGI’s receipt of a minimum of $1,000,000 as a result of RGI closing the sale (the “financing”) of any equity or debt securities. RGI may cause the holder to convert all principal and interest owed under the February Note into securities of RGI identical to those offered to investors in the $1,000,000 financing.
Company borrowed from an institutional investor	$ 45,005
Discount amount	$ 10,000
Warrants to purchase of common stock (in Shares)	30,000
Exercisable period	5 years
Exercise price (in Dollars per share)	$ 4.00
Description of debt discount	We valued the warrants at $42,000 based on its relative fair value and recorded that amount as debt discount.
Equity Option [Member]
Notes Payable (Details) [Line Items]
Amortized interest expense		$ 1,379
Total principal amount		$ 115,000
Issuance of preferred shares (in Shares)		389,036		389,036